Events after the reporting period - (Details) $ in Thousands								1 Months Ended		12 Months Ended
	Sep. 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jul. 01, 2022 USD ($)	Mar. 30, 2022 USD ($)	Mar. 02, 2022	Jan. 27, 2022 USD ($) item	Jan. 25, 2022 USD ($) item	May 31, 2022 USD ($)	Jan. 31, 2022 USD ($) item	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings				$ 1,500							$ 6,500
Corporate income tax rate										12.50%
Acquisition of game development studios
Disclosure of non-adjusting events after reporting period [line items]
Number of game developing studios | item							3
Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings								$ 6,000
Additional amount of borrowings								$ 8,500
Call option on remaining shareholding in LLC Game Positive
Disclosure of non-adjusting events after reporting period [line items]
Agreed amount of call option							$ 1,800
Percentage of participatory interest							30.00%
Option expire term							6 months
Operating environment in Russia
Disclosure of non-adjusting events after reporting period [line items]
Corporate income tax rate					0.00%
Exemption period for Accredited IT companies					3 years
Gracevale Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest						100.00%	100.00%
Total consideration to acquire studios						$ 70,000
Cash Consideration						55,517
Share Consideration						3,963
Deferred share consideration						$ 10,520
Number of transactions fully executed | item									2
MX Capital Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest						48.80%	48.80%
Cash Consideration						$ 16,586
Further earnout payments						$ 35,000
Percentage of Equity Interest to be acquired on option						100.00%
Further consideration						$ 100,000
MX Capital Limited | New Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of loan						$ 43,000
Loan granted												$ 8,000
Additional amount of loan granted												$ 1,888
Payment of loans granted	$ 6,000	$ 16,000	$ 13,000
Interest rate on loan						7.00%
Castcrown Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest						49.50%	49.50%
Total consideration to acquire studios						$ 2,970
Percentage of Equity Interest to be acquired on option						100.00%
Number of RPG Titles | item						2
Option premium						$ 1,200
Additional option premium						800
Castcrown Ltd | Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity						$ 16,000
Interest rate on borrowings						7.00%
Lightmap Studio
Disclosure of non-adjusting events after reporting period [line items]
Total consideration to acquire studios						$ 150			$ 150